----------------------------------------
DELAWARE GROUP
----------------------------------------
PREMIUM FUND
----------------------------------------
SMALL CAP VALUE SERIES
----------------------------------------
DELAWARE BALANCED SERIES
----------------------------------------























SEMI-ANNUAL REPORT
----------------------------------------
JUNE 30, 1999

























DELAWARE
INVESTMENTS(SM)
===========
Philadelphia o London

July 20, 1999

Dear Policy Holder:

During the first half of 1999, investors started paying closer attention to less-expensive international stocks. As countries like Brazil and Japan showed signs of turning the corner, the dominance of growth investments began to wane, benefiting many value stocks. Regardless, international and global equity investments delivered positive returns for the first six months of fiscal 1999.

                                                              Six-Month Returns
                                                             Ended June 30, 1999
Standard & Poor's 500 Index                                       +12.38%
Morgan Stanley Europe, Australia, Far East (EAFE) Index            +4.11%
Morgan Stanley World Index                                         +8.69%

Performance quoted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. Past performance does not guarantee future results. The indexes are unmanaged and assume no management fees or expenses. The Standard & Poor's 500 Index is composed of 500 large U.S. company stocks, while the Morgan Stanley EAFE Index consists of international equity stocks. The unmanaged Morgan Stanley World Index includes U.S. market performance as well as international equity performance. All returns stated in U.S. dollars. A direct investment in an unmanaged index is not possible.

   The United States' Dow Jones Industrial Average closed above both the 10,000 and 11,000 marks for the first time during the first six months of our fiscal year. While many on Wall Street heralded these milestones, it is important to recognize that large "blue chip" companies primarily drove the run-up of these indexes, while medium size and smaller stocks have remained on the sidelines. Key factors, however, that led to the narrow market of the last three to four years appeared to be changing. We believe this change has been spurred by improved international economic growth. Anecdotal evidence and official government statistics from virtually all corners of the globe point to economic recovery.

   Growing investor confidence in the recovery of many worldwide economies boosted the performance of foreign commodity issues, including oil, utility and paper companies. Rising demand from recovering world markets and the intervention of OPEC, an intergovernmental organization working to bring stability to the petroleum market, contributed to higher oil prices.

   During the first quarter of '99, Japan's economy, the world's second largest, grew 1.9%, reversing a trend of five consecutive quarters of contraction (source: Bloomberg). Despite this encouraging news, we still believe the road to economic recovery in Japan will be long and difficult. We will continue to monitor the progress of economic recovery in Japan, while searching for select companies that we think offer reasonably priced stocks.

   In the coming months, we believe the international market will be relatively more stable. The United Kingdom, in our opinion, offers significant promise for investors, although we believe that the Sterling, the country's currency, is slightly overvalued. We also continue to see value in Australia and New Zealand, which have benefited from growing investor interest in commodity-based stocks.

   After a tumultuous period like we have encountered recently, it is important to remember that your annuity is a long-term investment that requires patience and a long-term perspective. If your annuity is well diversified among a variety of asset classes, you should be well positioned for whatever opportunities the international market brings for the remainder of the year. We thank you for your confidence in Delaware Investments.

Sincerely,


/s/ Wayne A. Stork                         /s/ David K. Downes
---------------------------                ------------------------------------
Wayne A. Stork                             David K. Downes
Director of the Fund                       President and Chief Executive Officer
Chairman, Delaware Investments             Delaware Investments Family of Funds
 Family of Funds

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
(formerly Delaware Series)
Statement of Net Assets
June 30, 1999 (Unaudited)
                                                        Number of    Market
                                                         Shares      Value
 COMMON STOCK-72.62%
 Automobiles & Automotive Parts-2.28%
 Danaher .......................................         31,500    $ 1,830,938
 Federal Signal ................................        136,900      2,900,569
                                                                   -----------
                                                                     4,731,507
                                                                   -----------
 Banking, Finance & Insurance-11.50%
 AFLAC .........................................         55,700      2,666,638
 American International Group ..................         22,725      2,660,245
 Bank One ......................................         50,200      2,990,038
 Compass Bancshares ............................         52,800      1,440,450
 Equifax .......................................        110,700      3,950,606
 Federal Home Loan Mortgage ....................         75,900      4,402,200
 Nationwide Financial Services .................         51,100      2,312,275
 Unionbancal Corporation .......................         43,200      1,560,600
*Unum ..........................................         33,500      1,834,125
                                                                   -----------
                                                                    23,817,177
                                                                   -----------
 Buildings & Materials-3.19%
 Masco .........................................        174,900      5,050,238
 Premark International .........................         41,900      1,571,250
                                                                   -----------
                                                                     6,621,488
                                                                   -----------
 Cable, Media & Publishing-0.74%
 Wallace Computer Services .....................         61,400      1,535,000
                                                                   -----------
                                                                     1,535,000
                                                                   -----------
 Chemicals-0.80%
 Valspar .......................................         43,700      1,660,600
                                                                   -----------
                                                                     1,660,600
                                                                   -----------
 Computers & Technology-6.79%
 Computer Associates International .............         57,800      3,179,000
 Hewlett-Packard ...............................         58,500      5,879,250
 International Business Machines ...............         24,500      3,166,625
*SunGard Data Systems ..........................         54,300      1,873,350
                                                                   -----------
                                                                    14,098,225
                                                                   -----------
 Consumer Products-2.23%
 Dial ..........................................        124,700      4,637,281
                                                                   -----------
                                                                     4,637,281
                                                                   -----------
 Electronics and Electrical Equipment-5.88%
 Honeywell .....................................         19,300      2,236,388
 Intel .........................................         50,000      2,973,438
 Symbol Technologies ...........................        141,900      5,232,563
 Teleflex ......................................         40,800      1,772,250
                                                                   -----------
                                                                    12,214,639
                                                                   -----------
 Energy-3.75%
 Anadarko Petroleum ............................         20,000        736,250
 BP Amoco ADR ..................................         17,676      1,917,846
+Compagnie Francaise
  de Petroleum Total ...........................         34,258      2,207,500
 Schlumberger Limited ..........................         29,100      1,853,306
 Unocal ........................................         26,900      1,065,913
                                                                   -----------
                                                                     7,780,815
                                                                   -----------
 Environmental Services-2.87%
 Ecolab ........................................        136,600      5,959,175
                                                                   -----------
                                                                     5,959,175
                                                                   -----------
 Food, Beverage & Tobacco-2.10%
 Bestfoods .....................................         30,400      1,504,800
*Suiza Foods ...................................         20,200        845,875
 Universal Foods ...............................         96,200      2,032,225
                                                                   -----------
                                                                     4,382,900
                                                                   -----------
---------------
Top 10 stock holdings, representing 26.6% of net assets, are in bold.

                                                        Number of    Market
                                                         Shares      Value
 COMMON STOCK (Continued)
 Funeral Services-1.85%
 Stewart Enterprises .........................         265,300     $ 3,855,141
                                                                   -----------
                                                                     3,855,141
                                                                   -----------
 Healthcare & Pharmaceuticals-9.64%
 American Home Products ......................         100,200       5,761,500
 AstraZeneca ADR .............................          31,900       1,250,081
 Biomet ......................................          52,800       2,095,500
 Johnson & Johnson ...........................          26,300       2,577,400
+Mylan Laboratories ..........................         236,200       6,259,300
*Watson Pharmaceutical .......................          59,400       2,082,713
                                                                   -----------
                                                                    20,026,494
                                                                   -----------
 Industrial Machinery-0.85%
 Pentair .....................................          38,500       1,761,375
                                                                   -----------
                                                                     1,761,375
                                                                   -----------
 Real Estate-1.62%
 CarrAmerica Realty ..........................          18,400         460,000
 Developers Diversified Realty ...............          85,200       1,416,450
 Nationwide Health Properties ................          33,900         646,219
 Sun Communities .............................          23,600         837,800
                                                                   -----------
                                                                     3,360,469
                                                                   -----------
 Retail-5.13%
 Food Lion Class A ...........................         147,600       1,757,363
+Intimate Brands .............................          56,280       2,666,265
 Rite Aid ....................................          73,200       1,802,550
 Sherwin-Williams ............................          64,600       1,792,650
 Storage USA .................................          20,800         663,000
 Viad ........................................          63,700       1,970,719
                                                                   -----------
                                                                    10,652,547
                                                                   -----------
 Telecommunications-5.70%
 ALLTEL ......................................          30,000       2,145,000
 Cincinnati Bell .............................          68,000       1,695,750
 GTE .........................................          24,000       1,816,500
 Nortel Networks .............................          11,100         963,619
 SBC Communications ..........................          89,700       5,202,600
                                                                   -----------
                                                                    11,823,469
                                                                   -----------
 Textiles, Apparel & Furniture-1.85%
 Hillenbrand Industries ......................          40,800       1,764,600
 HON Industries ..............................          72,000       2,101,500
                                                                   -----------
                                                                     3,866,100
                                                                   -----------
 Utilities-0.65%
 CMS Energy ..................................          32,000       1,340,000
                                                                   -----------
                                                                     1,340,000
                                                                   -----------
 Miscellaneous-3.20%
 Tyco International ..........................          70,100       6,641,975
                                                                   -----------
                                                                     6,641,975
                                                                   -----------
 Total Common Stock
  (cost $123,701,579) ........................                     150,766,377
                                                                   -----------

 CONVERTIBLE PREFERRED STOCK-1.29%
 Freeport McMoRan Copper & Gold ..............          37,600         705,000
 Sealed Air $2.00 4/1/08 Series A ............          31,573       1,973,310
                                                                   -----------
 Total Convertible Preferred Stock
  (cost $2,197,166) ..........................                       2,678,310
                                                                   -----------

                                                                     Delaware-1

Delaware Balanced Series
Statement of Net Assets (Continued)


                                                         Principal      Market
                                                           Amount       Value
AGENCY MORTGAGE-BACKED
 SECURITIES-0.44%
Federal National Mortgage Association
 5.75% 4/15/03 ...................................     $  295,000     $  287,079
 6.00% 5/15/08 ...................................        620,000        614,133
                                                                      ----------
Total Agency Mortgage-Backed
 Securities (cost $ 962,992) .....................                       901,212
                                                                      ----------
ASSET-BACKED SECURITIES-2.83%
AFC Home Equity Loan Trust
 6.95% 6/25/24 ...................................          6,239          6,240
American Finance Home Equity
 8.00% 7/25/06 ...................................          4,111          4,186
California Infrastructure PG and E
 Series 97-1 A4 6.16% 6/25/03 ....................        640,000        641,152
CITRV Series 98-A A5 6.12% 7/15/14 ...............        535,000        528,313
Discover Card Master Trust
 Series 99-2 A 5.90% 10/15/04 ....................        810,000        806,583
EQCC Home Equity Loan Trust
 Series 96-4 A6 6.88% 7/15/14 ....................        605,000        608,025
 Series 98-2 A3F 6.229% 3/15/13 ..................        625,000        622,383
MetLife Capital Equipment Loan Trust
 6.85% 5/20/08 ...................................        420,000        423,612
NationsCredit Grantor Trust
 Series 96-1A 5.85% 9/15/11 ......................        247,195        243,422
 Series 97-1A 6.75% 8/15/13 ......................        688,342        691,170
Neiman Marcus Group Series 95-1A
 7.60% 6/15/03 ...................................        180,000        185,161
Peco Energy Transition Trust Series
 99A A4 5.80% 3/1/07 .............................        785,000        758,016
Philadelphia, Pennsylvania
 Industrial Development Authority
 Revenue Series 97 6.488% 6/15/04 ................        360,002        356,402
                                                                      ----------
Total Asset-Backed Securities
 (cost $5,935,858) ...............................                     5,874,665
                                                                      ----------
COLLATERALIZED MORTGAGE-BACKED
 OBLIGATIONS-3.38%
Asset Securitization
 Series 96-D3 A1B 7.21% 10/13/26 .................        360,000        367,369
 Series 97-D4 A1A 7.35% 4/14/29 ..................        187,448        190,611
 Series 97-D5 A2 7.069% 2/14/41 ..................        480,000        456,675
 Series 97-D5 A3 7.119% 2/14/41 ..................        375,000        350,742
 Series 97-MD7 A3 7.842% 1/13/30 .................        400,000        406,500
Chase Commercial Mortgage Securities
 Series 96-2 C 6.90% 11/19/06 ....................        250,000        243,750
Federal National Mortgage Association
 Whole Loan 6.50% 7/25/28 ........................        575,000        571,406
First Union Chase Commercial
 Mortgage Series 99-C2 A2
 6.650% 4/15/09 ..................................      1,175,000      1,151,684
Government National Mortgage Association
 Series 98-9 B 6.85% 12/20/25 ....................        810,000        791,100
Lehman Large Loan Series 97-LLI A1
 6.79% 6/12/04 ...................................        427,945        430,469
Mortgage Capital Funding
 Series 96-MC2-C 7.224% 9/20/06 ..................        380,000        378,248

                                                         Principal      Market
                                                           Amount       Value
 COLLATERALIZED MORTGAGE-BACKED
  OBLIGATIONS (Continued)
 Nomura Asset Securities
  Series 93-1 A1 6.68% 12/15/01 ................      $  319,632      $  319,932
  Series 95-MD3 A1A 8.17% 3/4/20 ...............         298,187         304,244
  Series 96-MD5 A3 7.638% 4/13/36 ..............         340,000         348,022
 Residential Accredit Loans
  Series 97-QS3 A3 7.50% 4/25/27 ...............         215,681         215,440
  Series 98-QS9 A3 6.75% 7/25/28 ...............         500,000         498,008
                                                                      ----------
 Total Collateralized Mortgage
  Obligations (cost $7,187,753) ................                       7,024,200
                                                                      ----------
 MORTGAGE-BACKED SECURITIES-3.90%
 Federal Home Loan Mortgage
  Corporation-Gold
  6.00% 3/1/11 .................................         169,117         164,202
  7.00% 4/1/29 .................................       1,217,201       1,206,170
 Federal National Mortgage Association
  6.00% 4/1/13 .................................         644,152         623,015
  6.00% 5/1/13 .................................         339,921         328,767
  6.00% 10/1/28 ................................         493,661         464,042
  6.50% 5/1/29 .................................       2,788,165       2,693,193
  7.00% 7/1/28 .................................         890,309         881,684
  7.00% 8/1/28 .................................         431,686         427,504
  7.00% 12/1/28 ................................         785,324         777,470
  7.50% 6/1/28 .................................         374,361         379,041
  9.50% 6/1/19 .................................         143,663         154,438
                                                                      ----------
 Total Mortgage-Backed Securities
  (cost $8,319,044) ............................                       8,099,526
                                                                      ----------
 CORPORATE BONDS-7.15%
 ABN-AMRO Bank NV 8.25% 8/1/09 .................          80,000          84,200
 American Financial Group
  7.125% 4/15/09 ...............................         280,000         262,850
 AT&T Capital 6.75% 2/4/02 .....................         785,000         778,131
 Banco Santander 6.50% 11/1/05 .................         360,000         347,400
 Banco Santiago 7.00% 7/18/07 ..................         280,000         240,450
 CIT Group Holdings 5.625% 10/15/03 ............         710,000         684,263
 Commercial Credit 6.50% 8/1/04 ................         450,000         443,813
 Consumers Energy 6.375% 2/1/08 ................         380,000         357,200
 Cox Communications 6.15% 8/1/03 ...............         455,000         444,763
 Credit Foncier de France 8.00% 1/14/02 ........         370,000         381,563
 Fairfax Financial Holdings
  7.375% 3/15/06 ...............................         160,000         155,000
+Fannie Mae 4.625% 10/15/01 ....................         490,000         477,886
 Ford Motor Credit 5.75% 2/23/04 ...............         655,000         632,894
 General Electric Capital 5.89% 5/11/01 ........         670,000         669,163
 Household Finance 6.50% 11/15/08 ..............         775,000         741,094
 Lehman Brothers 6.625% 2/5/06 .................         795,000         763,200
 MCI Communications 6.125% 4/15/02 .............         350,000         346,500
 MCI Worldcom 7.55% 4/1/04 .....................       1,050,000       1,081,500
 Meritor Auto 6.80% 2/15/09 ....................       1,085,000       1,030,750
 Raytheon 5.95% 3/15/01 ........................         350,000         349,125
 Southern Investments 6.375% 11/15/01 ..........         250,000         250,313
 Summit Bank 6.75% 6/15/03 .....................         320,000         319,200
 Tommy Hilfiger 6.85% 6/1/08 ...................         810,000         767,475
+Travelers Property Casualty
  6.75% 4/15/01 ................................         775,000         779,844


                                                                     Delaware-2

Delaware Balanced Series
Statement of Net Assets (Continued)


                                                    Principal           Market
                                                      Amount            Value
CORPORATE BONDS (Continued)
United Health Care 6.60% 12/1/03 ...........       $   665,000       $   646,713
United News and Media 7.75% 7/1/09 .........           560,000           558,600
U.S. Bancorp 8.125% 5/15/02 ................           430,000           449,350
U.S. Bank N.A. 6.50% 2/1/08 ................           450,000           437,625
USA Waste Services 6.125% 7/15/01 ..........           360,000           358,200
                                                                      ----------
Total Corporate Bonds
 (cost $15,231,236) ........................                          14,839,065
                                                                      ----------
U.S. TREASURY OBLIGATIONS-7.29%
U.S. Treasury Bond
 +6.125% 11/15/27 ..........................           535,000           531,038
  7.50% 11/15/16 ...........................           825,000           929,496
U.S. Treasury Notes
 +4.50% 1/31/01 ............................           405,000           399,283
  4.75% 2/15/04 ............................         1,455,000         1,394,981
 +4.75% 11/15/08 ...........................         1,630,000         1,496,410
  5.25% 5/31/01 ............................           495,000           492,754
  5.50% 3/31/03 ............................         2,925,000         2,899,399
 +5.50% 2/15/08 ............................         4,650,000         4,522,271
 +5.875% 9/30/02 ...........................           400,000           401,891
 +5.875% 11/15/05 ..........................           300,000           299,268
  6.375% 8/15/27 ...........................           875,000           896,363
  6.50% 10/15/06 ...........................           850,000           877,735
                                                                      ----------
Total U.S. Treasury Obligations
 (cost $15,753,633) ........................                          15,140,889
                                                                      ----------

                                                          Principal      Market
                                                            Amount       Value
REPURCHASE AGREEMENTS-0.56%
With Chase Manhattan 4.65%
 7/1/99 (dated 6/30/99,
 collateralized by
 $200,000 U.S. Treasury
 Notes 5.375% due
 2/15/01, market value
 $203,312 and $100,000
 U.S. Treasury Notes
 6.375% due 9/30/01,
 market value $102,910
 and $86,000 U.S.
 Treasury Notes 6.125%
 due 12/31/01,
 market value $86,405) ..............................       $383,000    $383,000
With J.P. Morgan Securities 4.70%
 7/1/99 (dated 6/30/99,
 collateralized by
 $111,000 U.S. Treasury
 Notes 6.375% due
 8/15/02, market value
 $114,745 and $100,000
 U.S. Treasury Notes
 6.25% due 8/31/02,
 market value $103,226
 and $69,000 U.S.
 Treasury Notes 5.75% due
 11/30/02, market value
 $69,274 and $100,000
 U.S. Treaury Notes 5.50%
 due 1/31/03, market value
 $101,133) ..........................................        380,500     380,500
With PaineWebber 4.80%
 7/1/99 (dated 6/30/99,
 collateralized by
 $95,000 U.S. Treasury
 Notes 7.125% due
 2/29/00, market value
 $97,842 and $100,000
 U.S. Treasury Notes
 5.625% due 11/30/00,
 market value $100,564
 and $200,000 U.S.
 Treasury Notes 5.75% due
 11/30/02, market value
 $200,336) ..........................................        390,500     390,500
                                                                      ----------
Total Repurchase Agreements
 (cost $1,154,000)...................................                 $1,154,000
                                                                      ----------


TOTAL MARKET VALUE OF SECURITIES-99.46% (cost $180,443,261).........$206,478,244

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.54% ..............   1,127,539
                                                                    ------------
NET ASSETS APPLICABLE TO 10,995,494 SHARES ($0.01 PAR VALUE)
 OUTSTANDING; EQUIVALENT TO $18.88 PER SHARE-100.00% ...............$207,605,783
                                                                    ============
COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common stock, $0.01 par value, 1,000,000,000 shares authorized to the
Fund with 50,000,000 shares allocated to the Series.................$172,540,810

Undistributed net investment income.................................   1,380,348
Accumulated net realized gain on investments .......................   7,649,642
Net unrealized appreciation of investments .........................  26,034,983
                                                                    ------------
Total net assets ...................................................$207,605,783
                                                                    ============
------------
* Non-income producing security for the period ended June 30, 1999.
+ Security is partially or fully on loan.
ADR-American Depository Receipt

                             See accompanying notes

                                                                     Delaware-3

Delaware Group Premium Fund, Inc.-
Delaware Balanced Series
Statement of Operations
Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Interest ..................................................         $ 1,785,268
Dividends .................................................           1,026,374
                                                                    -----------
                                                                      2,811,642
                                                                    -----------
EXPENSES:
Management fees ...........................................             625,848
Accounting and administration .............................              39,778
Professional fees .........................................              14,200
Reports and statements to shareholders ....................              11,950
Registration fees .........................................               5,050
Dividend disbursing and transfer agent
   fees and expenses ......................................               2,815
Custodian fees ............................................               2,300
Directors' fees ...........................................               1,892
Taxes (other than taxes on income) ........................               2,899
Other .....................................................              10,863
                                                                    -----------
                                                                        717,595
                                                                    -----------
Less expenses paid indirectly .............................              (2,337)
                                                                    -----------
Total expenses ............................................             715,258
                                                                    -----------

NET INVESTMENT INCOME .....................................           2,096,384
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ..........................           7,441,906
Net change in unrealized appreciation /
   depreciation of investments ............................          (9,465,670)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .........................................          (2,023,764)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................         $    72,620
                                                                    ===========
                             See accompanying notes

Delaware Group Premium Fund, Inc. -
Delaware Balanced Series
Statements of Changes in Net Assets


                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                               -------------          --------
INCREASE IN NET ASSETS FROM
   OPERATIONS:
Net investment income .....................   $  2,096,384         $  3,569,141
Net realized gain on investments ..........      7,441,906            9,851,624
Net change in unrealized appreciation /
   depreciation of investments ............     (9,465,670)          15,510,399
                                              ------------         ------------
Net increase in net assets
   resulting from operations ..............         72,620           28,931,164
                                              ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................     (3,167,586)          (3,221,563)
Net realized gain on investments ..........     (8,349,774)         (12,969,759)
                                              ------------         ------------
                                               (11,517,360)         (16,191,322)
                                              ------------         ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold .................     19,341,844           50,954,284
Net asset value of shares issued upon
   reinvestment of distributions from
   net investment income and net realized
   gain on investments ....................     11,517,360           16,191,322
                                              ------------         ------------
                                                30,859,204           67,145,606
Cost of shares repurchased ................    (13,664,205)          (5,705,268)
                                              ------------         ------------
Increase in net assets derived from capital
   share transactions .....................     17,194,999           61,440,338
                                              ------------         ------------

NET INCREASE IN NET ASSETS ................      5,750,259           74,180,180
                                              ------------         ------------

NET ASSETS:
Beginning of period .......................    201,855,524          127,675,344
                                              ------------         ------------
End of period .............................   $207,605,783         $201,855,524
                                              ============         ============

                             See accompanying notes

                                                                     Delaware-4

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                     Year Ended December 31,
                                                         (Unaudited)(1)     1998        1997         1996        1995         1994
                                                         --------------------------------------------------------------------------
Net asset value, beginning of period ..................       $20.040     $19.050      $16.640     $15.500      $12.680     $13.330

Income (loss) from investment operations:
Net investment income .................................         0.182       0.349        0.435       0.530        0.509       0.437
Net realized and unrealized gain (loss)
   on investments .....................................        (0.272)      2.831        3.575       1.765        2.761      (0.447)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ......................        (0.090)      3.180        4.010       2.295        3.270      (0.010)
                                                              -------     -------      -------     -------      -------     -------
Less dividends and distributions:
Dividends from net investment income ..................        (0.300)     (0.420)      (0.530)     (0.500)      (0.450)     (0.340)
Distributions from net realized gain
   on investments .....................................        (0.770)     (1.770)      (1.070)     (0.655)        none      (0.300)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .....................        (1.070)     (2.190)      (1.600)     (1.155)      (0.450)     (0.640)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ........................       $18.880     $20.040      $19.050     $16.640      $15.500     $12.680
                                                              =======     =======      =======     =======      =======     =======
Total return ..........................................        (0.14%)     18.62%       26.40%      15.91%       26.58%      (0.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............      $207,606    $201,856     $127,675     $75,402      $63,215     $47,731
Ratio of expenses to average net assets ...............         0.71%       0.70%        0.67%       0.68%        0.69%       0.70%
Ratio of net investment income to average net assets ..         2.08%       2.20%        2.85%       3.56%        3.75%       3.71%
Portfolio turnover ....................................           74%         94%          67%         92%         106%        140%

-------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                                                                     Delaware-5

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Delaware Balanced Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Delaware Balanced Series will make payments from net investment income quarterly and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $2,337 for the period ended June 30, 1999. The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no credits for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.60% on the average daily net assets of the Series, less the fees paid to the unaffiliated directors. No reimbursement was due for the period ended June 30, 1999.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.80% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

                                                                     Delaware-6

Delaware Balanced Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing          Other
          Investment               transfer agent,           expenses
          management               accounting fees            payable
        fee payable to            and other expenses          to DMC
             DMC                    payable to DSC         and affiliates
        --------------           --------------------      --------------
          $101,199                       None                 $4,168

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the six months ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .....................................    $70,312,195
   Sales .........................................    $65,370,978

During the six months ended June 30, 1999, the Series made purchases and sales of U.S. government securities as follows:

   Purchases .....................................    $14,643,445
   Sales .........................................     $7,549,117

The cost of investments for federal income tax purposes approximates cost for book purposes.

At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for the Series was as follows:

                         Aggregate        Aggregate
     Cost of             unrealized       unrealized       Net unrealized
   investments          appreciation     depreciation       appreciation
   -----------          ------------     ------------      --------------
   $180,443,261          $33,090,394     ($7,055,411)        $26,034,983

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                  Shares issued upon
                                                           reinvestment of distributions
                                                                 from net investment
                                                              income and net realized        Shares          Net
                                       Shares sold               gain on investments       repurchased     increase
                                       -----------         ------------------------------  -----------     --------
Period ended June 30, 1999 ..........    1,028,870                    629,230               (737,090)       921,010
Year ended December 31, 1998 ........    2,757,318                    928,152               (313,121)     3,372,349

5. Credit and Market Risk
The Series may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans my shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

                                                                     Delaware-7

Delaware Balanced Series
Notes to Financial Statements (Continued)

6. Securities Lending
The Series may participate, along with other funds in the Delaware Investments Family of Funds, in a Securities Lending Agreement ("Lending Agreement"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of securities issued in the U.S. and 105% of the market value of securities issued outside of the U.S. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 1999 were as follows:

                    Market value of           Market value of
                  securities on loan            collateral
                  ------------------          ---------------
                     $17,506,094                $17,837,707

Net income from securities lending activities for the six months ended June 30, 1999 was $37,141 and is included in interest income on the statement of operations.

                                                                     Delaware-8

Delaware Group Premium Fund, Inc.-Delaware Balanced Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Delaware Balanced Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                       Shares     Shares Voted
                                       Voted        Withheld
                                        For         Authority       Abstain
                                      ---------   ------------      -------
   Jeffrey J. Nick  ...............   9,878,621      93,287            -
   Walter P. Babich ...............   9,874,265      97,643            -
   John H. Durham .................   9,880,041      91,867            -
   Anthony D. Knerr................   9,835,912     135,996            -
   Ann R. Leven....................   9,851,064     120,844            -
   Thomas F. Madison ..............   9,780,042      91,866            -
   Charles E. Peck ................   9,870,265      97,643            -
   Wayne A. Stork .................   9,880,042      91,866            -
   Jan L. Yeomans .................   9,815,551     156,357            -

2.To approve the reclassification of the investment objective from fundamental to non-fundamental.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,073,939      380,597         517,372

3.To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3A. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,291,510      203,320         477,078

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,238,544      246,408         486,956

3C. To adopt a new fundamental investment restriction concerning underwriting.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,246,972      266,958         457,978

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,219,225      294,705         457,978

3E. To adopt a new fundamental investment restriction concerning investments in commodities.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,207,387      303,324         461,197

3F. To adopt a new fundamental investment restriction concerning lending by the Fund.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,216,573      295,274         460,061

3G. To reclassify all current fundamental investment restrictions as non-fundamental.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,225,571      274,534         471,803

4. To approve a new investment management agreement with Delaware Management Company.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,113,445      284,667         573,796

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,412,423      109,567         449,918

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.

                                       Shares        Shares          Shares
                                       Voted         Voted           Voted
                                        For         Against         Abstain
                                      -------       -------         -------
                                     9,130,690      233,624         607,594

                                                                     Delaware-9

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Statement of Net Assets
June 30, 1999 (Unaudited)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK-94.92%
 Aerospace & Defense-0.66%
 Cordant Technologies ....................             15,000        $   677,812
                                                                      ----------
                                                                         677,812
                                                                      ----------
 Automobiles & Automotive Parts-7.93%
 Arvin Industries ........................             37,500          1,420,312
 Borg-Wagner Automotive ..................             41,408          2,277,440
 CLARCOR .................................             52,750          1,012,140
 Federal Signal ..........................             68,900          1,459,819
 Harsco ..................................             25,300            809,600
 Smith (A.O.) ............................             43,450          1,200,306
                                                                      ----------
                                                                       8,179,617
                                                                      ----------
 Banking, Finance & Insurance-14.71%
*Avis Rent-A-Car .........................             61,400          1,788,275
 Enhance Financial Services Group ........             66,200          1,307,450
 Everest Re Holdings .....................             32,400          1,057,050
*Farm Family Holdings ....................             29,300          1,001,694
*Financial Federal .......................             49,950          1,098,900
 Horace Mann Educators ...................             71,600          1,946,625
 Liberty Financial Companies .............             28,800            835,200
 North Fork Bancorporation ...............             83,650          1,782,790
 Peoples Heritage Financial Group ........            100,800          1,899,450
 Radian Group ............................             18,000            878,625
 Westamerica Bancorporation ..............             43,000          1,568,156
                                                                      ----------
                                                                      15,164,215
                                                                      ----------
 Buildings & Materials-4.16%
 D.R. Horton .............................             85,300          1,418,112
*Griffon .................................             81,800            639,062
*Jacobs Engineering Group ................             50,800          1,930,400
*Toll Brothers ...........................             14,200            304,413
                                                                      ----------
                                                                       4,291,987
                                                                      ----------
 Cable, Media & Publishing-1.22%
*World Color Press .......................             45,900          1,262,250
                                                                      ----------
                                                                       1,262,250
                                                                      ----------
 Chemicals-5.46%
 Crompton & Knowles ......................             43,900            858,794
 Hanna (M.A.) ............................             60,100            987,894
 OM Group ................................             31,300          1,079,850
*Scotts ..................................             56,700          2,700,337
                                                                      ----------
                                                                       5,626,875
                                                                      ----------
 Computers & Technology-4.12%
*Etec Systems ............................             33,200          1,099,750
*Metamor Worldwide .......................             17,200            412,800
*Metro Information Services ..............             26,800            443,875
*Synopsys ................................             41,500          2,288,984
                                                                      ----------
                                                                       4,245,409
                                                                      ----------
 Energy-6.97%
*BJ Services .............................             25,600            753,600
 Nicor ...................................             44,300          1,686,169
 NUI .....................................             26,900            669,138
*Ocean Energy ............................             77,600            746,900
*Oceaneering International ...............             71,100          1,146,487

----------
Top 10 stock holdings, representing 22.16% of net assets, are in bold.

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Energy (Continued)
*Santa Fe Snyder ...........................            81,400        $  620,675
 Valero Energy .............................            36,000           771,750
*Weatherford International .................            21,500           787,437
                                                                      ----------
                                                                       7,182,156
                                                                      ----------
 Food, Beverage & Tobacco-4.81%
 Corn Products .............................            45,400         1,381,862
*Suiza Foods ...............................            33,200         1,390,250
 Universal Foods ...........................           103,500         2,186,437
                                                                      ----------
                                                                       4,958,549
                                                                      ----------
 Healthcare & Pharmaceuticals-2.22%
*Trigon Healthcare .........................            62,900         2,287,988
                                                                      ----------
                                                                       2,287,988
                                                                      ----------
 Industrial Machinery-6.24%
 Columbus McKinnon .........................            37,900           900,125
 Hussmann International ....................            59,900           992,094
 IDEX ......................................            37,850         1,244,319
 Milacron ..................................            57,700         1,067,450
 Regal-Beloit ..............................            42,600         1,006,425
 Varian Medical Systems ....................            48,600         1,227,150
                                                                      ----------
                                                                       6,437,563
                                                                      ----------
 Metals & Mining-2.91%
*Bethlehem Steel ...........................            78,900           606,544
 LTV .......................................            93,400           624,613
*Mueller Industries ........................            33,300         1,130,119
 Watts Industries ..........................            33,100           635,106
                                                                      ----------
                                                                       2,996,382
                                                                      ----------
 Paper & Forest Products-2.46%
 Caraustar Industries ......................            32,600           802,775
 Chesapeake ................................            16,900           632,694
 Rayonier ..................................            22,200         1,105,837
                                                                      ----------
                                                                       2,541,306
                                                                      ----------
 Real Estate-9.26%
 Cabot Industrial Trust ....................            61,100         1,298,375
 Chateau Communities .......................            24,215           724,936
 Duke-Weeks Realty .........................            47,300         1,067,206
 Kilroy Realty .............................            35,900           872,819
 MeriStar Hospitality ......................            46,345         1,039,866
 New Plan Excel Realty Trust ...............            45,480           818,640
 Pan Pacific Retail Properties .............            56,700         1,102,106
 Prentiss Properties Trust .................            53,000         1,245,500
 Reckson Associates Realty .................            58,800         1,381,800
                                                                      ----------
                                                                       9,551,248
                                                                      ----------
 Retail-7.70%
*BJ's Wholesale Club .......................            80,800         2,429,050
 Casey's General Stores ....................            78,700         1,178,041
 Pier 1 Imports ............................           129,300         1,454,625
*Zale ......................................            72,000         2,880,000
                                                                      ----------
                                                                       7,941,716
                                                                      ----------
 Telecommunications-0.70%
*Brightpoint ...............................           119,400           727,594
                                                                      ----------
                                                                         727,594
                                                                      ----------


                                                               Small Cap Value-1

Small Cap Value Series
Statement of Net Assets (Continued)

                                                       Number          Market
                                                     of Shares          Value
 COMMON STOCK (Continued)
 Textiles, Apparel & Furniture-6.63%
*Furniture Brands International ..........             56,900         $1,586,088
 HON Industries ..........................             65,900          1,923,456
 Kellwood ................................             54,000          1,464,750
 Springs Industries-Class A ..............             19,300            841,963
 Wolverine World Wide ....................             72,600          1,016,400
                                                                      ----------
                                                                       6,832,657
                                                                      ----------
 Transportation & Shipping-4.18%
 Alexander & Baldwin .....................             34,600            767,688
*Mesaba Holdings .........................             61,500            782,203
*M.S. Carriers ...........................             41,400          1,227,769
 USFreightways ...........................             33,200          1,528,238
                                                                      ----------
                                                                       4,305,898
                                                                      ----------
 Utilities-1.50%
 California Water Service Group ..........             23,800            621,775
 Sierra Pacific Resources ................             25,300            920,288
                                                                      ----------
                                                                       1,542,063
                                                                      ----------
 Miscellaneous-1.08%
*Modis Professional Services .............             81,300          1,117,875
                                                                      ----------
                                                                       1,117,875
                                                                      ----------
 Total Common Stock
  (cost $88,304,985) .....................                            97,871,160
                                                                      ----------

                                                     Principal         Market
                                                       Amount           Value
REPURCHASE AGREEMENTS-5.00%
With Chase Manhattan 4.65% 7/1/99
   (dated 6/30/99, collateralized by $894,000
   U.S. Treasury Notes 6.375% due 2/15/01,
   market value $907,710 and $447,000
   U.S. Treasury Notes 6.375% due 9/30/01,
   market value $459,454 and $383,000
   U.S. Treasury Notes 6.125% due 12/31/01
   market value $385,764) .........................    $1,710,000     $1,710,000
With J.P. Morgan Securities 4.70%
   7/1/99 (dated 6/30/99, collateralized
   by $494,000 U.S. Treasury Notes 6.375%
   due 8/15/02, market value $512,290
   and $447,000 U.S. Treasury Notes
   6.25% due 8/31/02, market value
   $460,863 and $309,000 U.S. Treasury
   Notes 5.75% due 11/30/02, market value
   $309,282 and $447,000 U.S Treasury
   Notes 5.50% due 1/31/03,
   market value $451,520) .........................     1,699,000      1,699,000
With PaineWebber 4.80% 7/1/99
   (dated 6/30/99, collateralized by
   $422,000 U.S. Treasury Notes 7.125%
   due 2/29/00, market value $436,826
   and $447,000 U.S. Treasury Notes
   5.625% due 11/30/00, market value
   $448,981 and $894,000 U.S. Treasury
   Notes 5.75% due 11/30/02,
   market value $894,421) .........................     1,743,000      1,743,000
                                                                      ----------
Total Repurchase Agreements
   (cost $5,152,000) ..............................                    5,152,000
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-99.92% (cost $93,456,985) ..........................     $103,023,160

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.08% ...............................           78,678
                                                                                          ------------

NET ASSETS APPLICABLE TO 6,160,046 SHARES ($0.01, PAR VALUE) OUTSTANDING;
   EQUIVALENT TO $16.74 PER SHARE-100.00% ...........................................     $103,101,838
                                                                                          ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1999:
Common Stock, $0.01 par value, 1,000,000,000 shares authorized to the Fund with
   50,000,000 shares allocated to the Series ........................................     $ 92,856,763
Undistributed net investment income .................................................          502,333
Accumulated net realized gain on investments ........................................          176,567
Net unrealized appreciation of investments ..........................................        9,566,175
                                                                                          ------------
Total net assets ....................................................................     $103,101,838
                                                                                          ============

----------
*Non-income producing security for the period ended June 30, 1999.

                             See accompanying notes

                                                               Small Cap Value-2

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statement of Operations
For the Six Months Ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:
Dividends ...............................................           $   789,441
Interest ................................................               128,207
                                                                    -----------
                                                                        917,648
                                                                    -----------
EXPENSES:
Management fees .........................................               366,243
Accounting and administration ...........................                19,056
Professional fees .......................................                 6,050
Reports and statements to shareholders ..................                 3,750
Registration fees .......................................                 2,750
Custodian fees ..........................................                 2,591
Taxes (other than taxes on income) ......................                 1,980
Dividend disbursing and transfer agent
   fees and expenses ....................................                 1,400
Directors' fees .........................................                 1,313
Other ...................................................                 7,668
                                                                    -----------
                                                                        412,801
Less expenses paid indirectly ...........................                (1,124)
                                                                    -----------
Total expenses ..........................................               411,677
                                                                    -----------

NET INVESTMENT INCOME ...................................               505,971
                                                                    -----------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
Net realized gain on investments ........................             1,511,718
Net change in unrealized appreciation /
   depreciation of investments ..........................             1,301,135
                                                                    -----------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ..................................             2,812,853
                                                                    -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................           $ 3,318,824
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund, Inc.-
Small Cap Value Series
Statements of Changes in Net Assets

                                                Six Months              Year
                                               Ended 6/30/99           Ended
                                                (Unaudited)           12/31/98
                                                -----------           --------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ....................     $     505,971      $   1,245,041
Net realized gain (loss) on investments ..         1,511,718           (827,096)
Net change in unrealized appreciation /
   depreciation of investments ...........         1,301,135         (5,586,278)
                                               -------------      -------------
Net increase (decrease) in net assets
   resulting from operations .............         3,318,824         (5,168,333)
                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ....................        (1,227,218)          (638,385)
Net realized gain on investments .........          (503,474)        (2,340,745)
                                               -------------      -------------
                                                  (1,730,692)        (2,979,130)
                                               -------------      -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ................         8,489,139         34,478,733
Net asset value of shares issued upon
   reinvestment of distributions from net
   investment income and net realized
   gain on investments ...................         1,730,692          2,979,130
                                               -------------      -------------
                                                  10,219,831         37,457,863
Cost of shares repurchased ...............       (12,695,549)        (9,392,119)
                                               -------------      -------------
Increase (Decrease) in net assets derived
   from capital share transactions .......        (2,475,718)        28,065,744
                                               -------------      -------------

NET INCREASE (DECREASE)
   IN NET ASSETS .........................          (887,586)        19,918,281
                                               -------------      -------------

NET ASSETS:
Beginning of period ......................       103,989,424         84,071,143
                                               -------------      -------------
End of period ............................     $ 103,101,838      $ 103,989,424
                                               =============      =============

                             See accompanying notes


                                                               Small Cap Value-3

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                           Six Months
                                                          Ended 6/30/99                          Year Ended December 31,
                                                           (Unaudited)(1)    1998       1997         1996        1995         1994
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ......................   $16.450      $17.920     $14.500     $12.470      $10.290     $10.210

Income (loss) from investment operations:
Net investment income .....................................     0.083        0.196       0.122       0.112        0.192       0.148
Net realized and unrealized gain (loss) on investments ....     0.482       (1.036)      4.338       2.548        2.208      (0.068)
                                                              -------      -------     -------     -------      -------     -------
Total from investment operations ..........................     0.565       (0.840)      4.460       2.660        2.400       0.080
                                                              -------      -------     -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.195)      (0.135)     (0.110)     (0.180)      (0.150)       none
Distributions from net realized gain on investments .......    (0.080)      (0.495)     (0.930)     (0.450)      (0.070)       none
                                                              -------      -------     -------     -------      -------     -------
Total dividends and distributions .........................    (0.275)      (0.630)     (1.040)     (0.630)      (0.220)       none
                                                              -------      -------     -------     -------      -------     -------

Net asset value, end of period ............................   $16.740      $16.450     $17.920     $14.500      $12.470     $10.290
                                                              =======      =======     =======     =======      =======     =======

Total return ..............................................     3.69%       (4.79%)     32.91%      22.55%       23.85%       0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................  $103,101     $103,989     $84,071     $23,683      $11,929      $6,291
Ratio of expenses to average net assets ...................     0.85%        0.83%       0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly     0.85%        0.85%       0.90%       0.99%        0.96%       1.41%
Ratio of net investment income to average net assets ......     1.04%        1.32%       1.24%       1.28%        2.13%       2.62%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................     1.04%        1.30%       1.14%       1.09%        1.97%       2.01%
Portfolio turnover ........................................       49%          45%         41%         84%          71%         26%

----------
(1)Ratios have been annualized and total return has not been annualized.

                             See accompanying notes


                                                               Small Cap Value-4

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Notes to Financial Statements
June 30, 1999
(Unaudited)

Delaware Group Premium Fund, Inc. (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 17 series: the Aggressive Growth Series, the Capital Reserves Series, the Cash Reserve Series, the Convertible Securities Series, the Delaware Balanced Series (formerly the Delaware Series), the DelCap Series, the Delchester Series, the Devon Series, the Emerging Markets Series, the Global Bond Series, the Growth and Income Series (formerly the Decatur Total Return Series), the International Equity Series, the REIT Series, the Small Cap Value Series, the Social Awareness Series, the Strategic Income Series, and the Trend Series. These financial statements and the related notes pertain to the Small Cap Value Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--The Series intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Small Cap Value Series will make payments from net investment income and net realized gain on investments, if any, once a year.

Certain expenses of the Fund are paid through "soft dollar" arrangements with brokers. These transactions are done subject to best price and execution. The amount of these expenses was approximately $1,124 for the period ended June 30, 1999. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. These credits were $0 for the period ended June 30, 1999. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "Expenses paid indirectly".

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware Management Company ("DMC"), the Investment Manager of the Series, an annual fee which is calculated at the following rates: 0.75% on first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on the average daily net assets over $2,500 million. These rates became effective May 1, 1999. The old management fee was calculated at the rate of 0.75% on the average daily net assets of the Series.

DMC has elected to waive that portion, if any, of the annual management fee payable to the extent necessary to ensure that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 1999.

The Series has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services. The Series pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.


                                                               Small Cap Value-5

Small Cap Value Series
Notes to Financial Statements (Continued)

On June 30, 1999, the Series had liabilities payable to affiliates as follows:

                                         Dividend disbursing
                   Investment              transfer agent,
                   management              accounting fees
                fee payable to           and other expenses
                      DMC                  payable to DSC
                --------------           ------------------
                    $72,985                     $3,408

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1999, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

   Purchases .......................................  $22,723,729
   Sales ...........................................  $25,784,150

The cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       Aggregate        Aggregate
       Cost of        unrealized       unrealized       Net unrealized
     investments     appreciation     depreciation       appreciation
     -----------     ------------     ------------       ------------
     $93,456,985      $13,255,356     ($3,659,169)        $9,566,175

For federal income tax purposes, the Series had accumulated capital losses at December 31, 1998 as follows:

       Year of
     expiration
        2006
     ----------
     $807,647

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                                           Shares issued upon
                                                                      reinvestment of distributions
                                                                           from net investment
                                                                         income and net realized           Shares         Net
                                                       Shares sold         gain on investments          repurchased     decrease
                                                       -----------    -----------------------------     -----------     --------
   Period ended June 30, 1999 ......................      543,769                118,948                 (822,801)      (160,084)
   Year ended December 31, 1998 ....................    2,030,407                175,656                 (578,317)     1,627,746

                                                               Small Cap Value-6

Delaware Group Premium Fund, Inc.-Small Cap Value Series
Proxy Results
(Unaudited)

For the six months ended June 30, 1999, Delaware Premium Fund, Inc. - Small Cap Value Series shareholders voted on the following proposals at the annual meeting of shareholders on March 17, 1999 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect the Delaware Group Premium Fund, Inc. Board of Directors.

                                          Shares          Shares Voted
                                           Voted            Withheld
                                            For            Authority     Abstain
                                         ---------         ---------     -------
   Jeffrey J. Nick ..............        6,181,225          121,968        --
   Walter P. Babich .............        6,179,529          123,665        --
   John H. Durham ...............        6,182,255          120,939        --
   Anthony D. Knerr .............        6,177,651          125,543        --
   Ann R. Leven .................        6,182,982          120,212        --
   Thomas F. Madison ............        6,183,345          119,848        --
   Charles E. Peck ..............        6,179,468          123,725        --
   Wayne A. Stork ...............        6,183,224          119,969        --
   Jan L. Yeomans ...............        6,183,345          119,848        --

2. To approve the reclassification of the investment objective from fundamental to non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,631,339    219,037     452,818

3. To approve standardized fundamental investment restrictions (proposal involves separate votes on seven sub-proposals 3A-3G).

3B. To adopt a new fundamental investment restriction concerning concentration of the investments in the same industry.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,752,263    123,526     427,405

3B. To adopt a new fundamental investment restriction concerning borrowing money and issuing senior securities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,715,545    157,917     429,731

3C. To adopt a new fundamental investment restriction concerning underwriting.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,803    148,969     400,421

3D. To adopt a new fundamental investment restriction concerning investments in real estate.

                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,716,972    179,717     406,505

3E. To adopt a new fundamental investment restriction concerning investments in commodities.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,711,415    186,303     405,475

3F. To adopt a new fundamental investment restriction concerning lending by the
    Fund.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,712,705    189,132     401,356

3G. To reclassify all current fundamental investment restrictions as non-fundamental.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,721,522    175,476     406,196

4. To approve a new investment management agreement with Delaware Management Company.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,753,541    132,979     416,674

5. To ratify the selection of Ernst & Young LLP, as the independent auditors for Delaware Group Premium Fund, Inc.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,887,197     63,700     352,296

6. To approve the restructuring of Delaware Group Premium Fund, Inc. from a Maryland Corporation into a Delaware Business Trust.
                                               Shares      Shares      Shares
                                                Voted       Voted       Voted
                                                 For       Against     Abstain
                                              ---------    -------     -------
                                              5,750,960    120,330     431,904

                                                               Small Cap Value-7